Average Annual Total Returns - AST COHEN STEERS REALTY PORTFOLIO	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes) 5 Years	FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(2.84%)	6.22%	8.94%	(5.12%)	6.70%	9.27%